Supplement dated December 18, 2019
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2019
Effective immediately, the portfolio manager information for Arrowstreet Capital, Limited Partnership under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Arrowstreet Capital, Limited Partnership (Arrowstreet)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Rathjens, Ph.D.	Partner and Chief Investment Officer of Arrowstreet	Co-Portfolio Manager	May 2018
John Capeci, Ph.D.	Partner and Portfolio Manager of Arrowstreet	Co-Portfolio Manager	May 2018
Manolis Liodakis, Ph.D., M.B.A.	Partner and Head of Portfolio Management of Arrowstreet	Co-Portfolio Manager	May 2018
The rest of the section remains the same.
Effective immediately, the portfolio manager information for Arrowstreet Capital, Limited Partnership under the caption “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Arrowstreet Capital, Limited Partnership (Arrowstreet)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Rathjens, Ph.D.	Partner and Chief Investment Officer of Arrowstreet	Co-Portfolio Manager	May 2018
John Capeci, Ph.D.	Partner and Portfolio Manager of Arrowstreet	Co-Portfolio Manager	May 2018
Manolis Liodakis, Ph.D., M.B.A.	Partner and Head of Portfolio Management of Arrowstreet	Co-Portfolio Manager	May 2018
Mr. Rathjens joined Arrowstreet in 1999. Mr. Rathjens began his investment career in 1983 and earned a Ph.D. and M.A. from Princeton University and a B.A. from Oberlin College.
Mr. Capeci joined Arrowstreet in 1999. Mr. Capeci began his investment career in 1996 and earned a Ph.D. from Princeton University and a B.A. from Harvard University.
Mr. Liodakis joined Arrowstreet in 2012. Mr. Liodakis began his investment career in 2000 and earned a Ph.D. from City, University of London, an M.B.A. from University of Birmingham and a B.S. from Athens University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP302_08_003_(12/19)